Notes to the unaudited interim condensed consolidated statement of financial position - Shareholders' equity - Changes in share capital (Details) - EUR (€)								6 Months Ended
	Jun. 05, 2026	Jun. 02, 2026	Apr. 23, 2026	Feb. 11, 2026	Jan. 23, 2026	Jan. 14, 2026	Jan. 01, 2026	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Disclosure of classes of share capital [line items]
Shareholders' equity								€ 59,002,000		€ (8,909,000)		€ (28,522,000)		€ (106,647,000)
Issue of equity								103,197,000	[1]	135,550,000	[2]
Increase (decrease) through share-based payment transactions, equity								11,753,000		8,009,000
Transaction costs								€ 8,205,000		€ 7,519,000
Number of shares outstanding								236,280,202				193,236,978
Nominal value								€ 0.01
Tranche I, 2024 Financing arrangement in three tranches | T1 bis BSA Warrants
Disclosure of classes of share capital [line items]
Number of shares						2,059,386
Nominal value						€ 0.01
Shares issued during period upon exercise of warrants						2,059,386
Proceeds from exercise of warrants						€ 20,594
Tranche I, 2024 Financing arrangement in three tranches | T1 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Number of shares			1,300,000	1,300,000
Nominal value			€ 0.01	€ 0.01
Shares issued during period upon exercise of warrants			1,300,000	1,300,000
Proceeds from exercise of warrants				€ 13,000
Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Number of shares					11,111,111
Nominal value					€ 0.01
Shares issued during period upon exercise of warrants					11,111,111
Proceeds from exercise of warrants					€ 111,111
Tranche II, 2024 Financing arrangement in three tranches | T2 New Share
Disclosure of classes of share capital [line items]
Number of shares issued during the period										42,488,883
Registered underwritten public offering
Disclosure of classes of share capital [line items]
Transaction costs							€ 400,000
Equity offering
Disclosure of classes of share capital [line items]
Transaction costs	€ 7,800,000						7,800,000
Number of shares	27,272,727
Nominal value	€ 0.01
Number of shares issued during the period	27,272,727							27,272,727
Equity offering | ADS
Disclosure of classes of share capital [line items]
Number of shares issued during the period		27,272,727
Share capital
Disclosure of classes of share capital [line items]
Shareholders' equity								€ 2,362,802		€ 1,392,000		€ 1,932,370		€ 957,000
Issue of equity								430,000	[1]	€ 435,000	[2]
Exercise of warrants								€ 157,000
Number of shares outstanding								236,280,202		139,151,274		193,236,978		95,662,391
Nominal value								€ 0.01				€ 0.01
Share capital | Tranche I, 2024 Financing arrangement in three tranches | T1 bis BSA Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants						€ 20,594
Nominal value						€ 0.01
Share capital | Tranche I, 2024 Financing arrangement in three tranches | T1 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			€ 13,000	€ 13,000
Nominal value			€ 0.01	€ 0.01
Share capital | Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants					€ 111,111
Nominal value					€ 0.01
Share capital | Registered underwritten public offering
Disclosure of classes of share capital [line items]
Transaction costs							428,028
Share capital | Equity offering
Disclosure of classes of share capital [line items]
Issue of equity	€ 272,727							€ 272,000
Exercise of warrants	€ 272,727
Nominal value	€ 0.01
Premiums related to share capital
Disclosure of classes of share capital [line items]
Shareholders' equity								643,924,498	[3]	€ 376,755,000		€ 528,230,262	[3]	€ 249,160,000
Issue of equity								123,899,000	[1],[3]	135,115,000	[2]
Transaction costs								8,205,000	[3]	€ 7,519,000
Exercise of warrants								21,100,000
Premiums related to share capital | Tranche I, 2024 Financing arrangement in three tranches | T1 bis BSA Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants						€ 2,759,577
Premiums related to share capital | Tranche I, 2024 Financing arrangement in three tranches | T1 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			€ 1,742,000	€ 1,742,000
Premiums related to share capital | Tranche II, 2024 Financing arrangement in three tranches | T2 BSA Prefunded Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants					€ 14,888,889
Premiums related to share capital | Registered underwritten public offering
Disclosure of classes of share capital [line items]
Transaction costs							€ 400,000
Premiums related to share capital | Equity offering
Disclosure of classes of share capital [line items]
Issue of equity	€ 94,989,798							€ 102,800,000

[1]	Share capital variation include a €272 thousand increase from the Equity Offering completed on June 5, 2026, corresponding to the issuance of 27,272,727 ordinary shares, and a €157 thousand increase in share capital resulting from the exercise of T1 and T2 warrants issued under the Structured Financing (see Note 4.8 – Shareholders’ equity).
[2]	Corresponding mainly to the share capital increase consisting of the issuance of 42,488,883 new ordinary shares (see Note 4.8 Shareholders’ equity to the annual consolidated financial statements for the year ended on December 31, 2025)
[3]	Premiums related to share capital include €102.8 million of share premium resulting from the Equity Offering and €21.1 million resulting from the exercise of T1 and T2 warrants issued under the Structured Financing and (€7.8) million of transaction costs related to the Equity Offering and (€0.4) million relating to transaction costs recognized on January 1, 2026 in connection with the November 2025 public offering (see Note 4.8 – Shareholders’ equity).